Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES
Loss for the year	$ (9,271,160)	$ (9,627,605)	$ (9,373,171)
Items not affecting cash:
Amortization (Note 6)	24,062	30,695	29,642
Amortization of intangible assets (Note 8)	1,706,972	2,530,590	2,965,035
Amortization of right-of-use assets (Note 6)	298,998	296,526
Shares issued for services (Note 11)	349,225
Finance expense	371,061	257,448	125,903
Interest expense	80,637	273,574	77,669
Loss on sale of investment	508,050
Factoring fees	50,306
Effect of foreign exchange	41,855	(86,125)
Forgiveness on government loan (Note 10)	(601,668)
Share-based compensation	1,407,414	839,249	651,316
Changes in non-cash working capital items:
Receivables	(559,470)	(39,622)	5,454
Prepaids and deposits	4,327	34,369	(36,000)
Accounts payable and accrued liabilities	495,829	23,026	478,207
Cash used in operating activities	(5,093,562)	(5,467,875)	(5,075,945)
FINANCING ACTIVITIES
Proceeds from notes payable	1,261,254	2,633,667	3,106,652
Proceeds from government PPP loan (Note 10)	829,937
Repayment of notes payable	(336,000)	(1,258,194)
Proceeds from share issuances, net	7,980,413	6,156,588
Payments for lease liabilities	(409,819)	(359,119)	4,061,900
Receivable factoring costs	(50,306)
Proceeds from subscriptions received in advance		300,000
Deferred financing costs	(93,768)		(446,659)
Cash provided by financing activities	9,181,711	7,472,942	6,721,893
INVESTING ACTIVITIES
Proceeds from sale of investments	190,396
Development of intangible assets	(1,411,797)	(1,939,858)	(1,804,207)
Purchase of equipment			(38,843)
Cash used in investing activities	(1,221,401)	(1,939,858)	(1,842,690)
Change in cash during the year	2,866,748	65,209	(196,742)
Cash - Beginning of year	99,209	34,000	230,742
Cash - End of year	$ 2,965,957	$ 99,209	$ 34,000